  Securities And Exchange Commission

----------------------------------

Washington, D.C. 20549

Form N-1A

Registration Statement Under The Securities Act Of 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [22]

And

Registration Statement Under

The Investment Company Act Of 1940  [X]

Amendment No.  [26]

(Check Appropriate Box Or Boxes.)

Upright Investments Trust

 (Exact Name Of Registrant As Specified In Charter)

349 Ridgedale Ave.

East Hanover NJ 07936

 (Address Of Principal Executive Office)

Registrant's Telephone Number, Including Area Code:

973-533-1818

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover NJ07936

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X /     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/  /     60 days after filing pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

PROSPECTUS AND APPLICATION

(   LOGO  )

UPRIGHT GROWTH FUND

(the “Fund”)

A Series of

Upright Investments Trust

(the “Trust”)

349 Ridgedale Ave

East Hanover NJ 07936

  (973) 533-1818

Dated

May 30, 2014

The Fund seeks long term growth of capital by investing principally in common stocks.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 TABLE OF CONTENTS

THE FUND

What is the Fund’s Primary Investment Objective?

5

What are the Fund’s Fees And Expenses?

5

Shareholder Fees

5

Annual Fund Operating Expenses

5

An Example of Fund Expenses Over Time

5

Portfolio Turnover

5

What are the Fund’s Primary Investment Strategies?

6

Temporary Defensive Strategy

6

What are the Principal Risks of Investing in the Fund?

How Has the Fund Performed in the Past?

7

7

Who May Want to Invest in the Fund?

9

Investment Advisor

9

The Fund’s Portfolio Managers

9

Purchases and Sale of Fund shares

9

Tax information

9

Payments to Broker-dealers and Other Financial Intermediaries

10

Additional information on Investment Policies and Risks

      Financial Highlights

11

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

13

The Fund’s Portfolio Managers

13

HOW TO BUY AND SELL SHARES

Determination of Share Price

13

Valuing Fund Assets

14

Minimum Investment Amounts

14

Opening and Adding To Your Account

15

Purchases By Mail

15

Purchases by Wire

15

Purchases through Financial Service Organizations

16

Automatic Investment Plan

16

Miscellaneous Purchase Information

16

REDEEMING YOUR SHARES

By Mail

17

Signature Guarantees

18

Redemption At The Option Of The Fund

18

Early Redemption Fees

18

DIVIDENDS AND DISTRIBUTIONS

18

TAX CONSIDERATIONS

19

GENERAL INFORMATION

19

FOR MORE INFORMATION

19

THE FUND

What is the Fund’s Primary Investment Objective?

The Fund’s investment objective is the long-term growth of capital.

What are the Fund’s Fees and Expenses?

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees:  (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases

NONE

Maximum Deferred Sales Charge (Load)

NONE

Redemption Fee

(as a percentage of amount redeemed within 1 year of purchase)

2.00%

Wire Redemption Fee

$20.00

Annual Fund Operating Expenses:

(expenses that you pay each year as a percentage of the value of your investments)

Management Fees

1.00%

Distribution (12b-1) Fees

0.00%

Other Expenses

1.17%

Total Annual Fund Operating Expenses

2.17%

Example:

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year         3 Years         5 Years          10 Years

$220.07         $679.07       $1164.42         $2503.20

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.05% of the average value of its portfolio.  The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

What are the Fund’s Primary Investment Strategies?

The Fund’s adviser seeks to achieve the Fund’s investment objective by:

•

investing primarily in the common stock, preferred stock, and convertible securities of publicly-traded United States domiciled  companies

•

investing up to 25% of the Fund’s assets in securities principally traded in foreign markets;

•

investing without regard to market capitalization; and

•

investing in the securities of companies that the Fund’s adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.

When selecting investments for the Fund, the Adviser generally considers the following factors:

•

Quality of the company’s management;

•

Strength of the company’s balance sheet;

•

Projected growth rate of the company’s earnings in the future; and

•

Relevant market, economic and political environments.

The Adviser will liquidate an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both.  The Adviser may also liquidate an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds.  When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment.  It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund.  While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

•

Market Risk:  A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•

Management Risk:  The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•

Investment Style Risk:  Market performance tends to be cyclical; certain investment styles may fall in and out of favor.  If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.

•

Interest Rate Risk:  With respect to preferred stock and convertible securities and changes in interest rates can result in a decline in the market value of an investment. A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise.

•

Small Companies Risk:  The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization).  While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure.  This could increase the volatility of the Fund’s portfolio.

•

Foreign Securities Risk.  Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S.  Political or economic instability may also create certain risks.

•

General Risks:  Loss of money is a risk of investment fund.  There is no guarantee that the fund will achieve its objective.  An investment in the Fund is not a complete investment program.

How Has the Fund performed in the Past?

The Bar Chart and Performance Table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund, and how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

Calendar Year Total Return
Return
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
-60.00%
-7.20%
-5.84%
-40.31%
50.97%
9.25%
3.64%
-1.80%
-0.58%
-58.56%
52.58%
10.62%
12.38%
9.28%
35.11%
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

           Best and Worst Quarterly Return

          Best                                            Worst

2003 – 2nd Quarter                     2008 – 4th Quarter

         33.11%                                     -28.76%

Average Annual Total Return as of December 31, 2013

	One Year	Five Year	Ten Year

Return Before Taxes	35.11%	22.87%	2.52%

Return After Taxes on Distributions[1]	35.22%	22.87%	2.52%

Return After Taxes on Distributions and Sales of Fund Shares[1]	19.87%	18.86%	1.97%

S&P 500 Index	32.39%	17.94%	7.41%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Who May Want to Invest in the Fund?

The Fund may suitable for you if:

•

You are a long-term investor; (at least 5 years)

•

Your investment goal is capital appreciation;

•

You have no immediate financial need for the money invested in the Fund;

•

You can accept the significant short-term fluctuations in portfolio value;

•

You want to allocate some portion of your long-term investments to common stock investing and you have the financial ability to tolerate greater risk in exchange for potential long-term gains.

Investment Adviser

Upright Financial Corp. is the Fund’s investment adviser.

The Fund’s Portfolio Managers

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Adviser. Mr. Chiueh has been engaged in the securities business since 1990 and has managed the investment operations of the Fund since its inception in January 1999.

Purchase and Sale of Fund shares

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.  The minimum initial investment for non-qualified account is $2000 and the minimum for additional purchases is $100.  You can arrange to take money out of your fund account any time by selling some or all of your shares.  You may redeem your shares by mailing or transmitting your requests.

Tax information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distribution in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(K) plan.

Payments to Broker-dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

•

Restricted and Illiquid Securities: The Fund may invest up to 15% of its assets in securities that are determined by the Adviser to be illiquid.  This means that the securities may be difficult to sell promptly at an acceptable price.  The sale of some illiquid securities and some other securities may be subject to legal restrictions.  These securities may present a greater risk of loss than other types of securities and therefore the Fund is limited as to the percentage of illiquid securities that it may hold.

•

Borrowing and Leverage: The fund may borrow up to one third of its total assets.  This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances.  These expenses will reduce the amount of any potential gains or increase any losses.

•

Reverse Repurchase Agreements: The Fund may at times borrow money by means of reverse repurchase agreements.  Reverse repurchase transactions may increase fluctuations in the Fund's net asset value.  Reverse repurchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse repurchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

•

Short Sales: The Fund may invest up to 25% of its total assets through short sale transactions.  Short selling involves borrowing securities from a broker or other institution when the Adviser anticipates the price of a security to decline. The Fund is obligated to replace the borrowed securities.  The Fund will incur losses if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  These losses can be significant and are without limit.  In addition, until the short position is closed out, the Fund also will incur transaction costs (such as dividends and interest), which reduce the Fund's return and may result in higher taxes.  Finally, there can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

•

Options: The Fund may write, purchase or sell put and sell covered call options. An option is the right to buy or sell a security at a predetermined price for a period of time.  Options are sometimes referred to as a type of derivative instrument.  Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions.  The use of options for investment purposes increases the Fund's risk of loss.  Because options may be riskier than other types of investments, the Fund's use of options is limited to no more than 15% of its net assets.  Covered options writing (selling) is not subject to the 15% limitation.

•  Sector Concentration: The Fund may from time-to-time concentrate its investments in a single market segment, such as the technology or medical sector.  When the Fund concentrates its investments in the technology sector, the Fund may invest in the following industries, all of which would be classified in the technology sector: computer; software; computer peripherals; data storage service; networking; semiconductors and telecommunication, etc.  Although the Investment adviser currently believes those concentrated investments by the Fund in the technology and/or medical sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk.  One of the risks of concentration in a certain market sector is that the value of such investments may fluctuate dramatically, and may be more adversely affected by market changes.

●

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.71% of the average value of its portfolio.  The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

Financial Highlights

The financial highlights information presented below is intended to help you understand the Fund’s financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns information in the table represent the rate you would have earned (or lost) on an investment in the Fund, assuming you had reinvested all dividends and distributions. The information presented in this table for the fiscal years ended September 30, 2009 to 2013 was audited by Cowan,Gunteski & Co., P.A , our independent registered public accounting firm during that period.  The Fund’s audited financial statements and report of independent registered public accounting firm are included in the Fund’s Annual Report.   Copies of both reports, may be obtained without charge by contacting the Fund.  The information presented below should be read in conjunction with the Fund’s Annual and Semi-Annual Reports.

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended September 30,
	2013	2012	2011	2010		2009
PER SHARE DATA
Net asset value, beginning of year	$ 8.96	$ 6.76	$ 6.82	$6.10	$	$ 5.98

Investment operations:
Net investment loss	(0.02)	(0.08)	(0.08)	(0.09)		(0.03)
Net realized and unrealized gain (loss) on investments	1.73	2.28	0.02	0.81		0.15

Total from investment operations	1.71	2.20	(0.06)	0.72		0.12

Less distributions from net investment income	-	-	-	-		-

Net asset value, end of year	$10.67	$8.96	$6.76	$ 6.82		$ 6.10

TOTAL RETURN	19.08%	32.54%	(0.88%)	11.80%		2.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	8,863	7,132	5,084	4,867		5,773

Ratio of net expenses to average net assets	2.17%	2.22%	2.31%	2.52%		2.54%
Ratio of net investment income (loss) to average net assets	(0.23%)	(0.95%)	(1.08%)	(1.40%)		(0.66%)
Portfolio turnover rate	4.71%	13.05%	15.02%	6.11%		29.13%

Note: the Fund used the average share method to calculate selected data per share throughout each year.

THE FUND’S INVESTMENT ADVISER

The Fund’s Adviser

Upright Financial Corporation serves as investment adviser (the "Adviser") to the Fund and is responsible for selecting and managing the investments in the Fund's portfolio.  The Adviser's office is located at 349 Ridgedale Ave , East Hanover NJ 07936 . For its services, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1% of the Fund’s daily net assets.

The Adviser also provides administrative services for the Fund, subject to the supervision and direction of the Board of Trustees of the Fund. These administrative services include furnishing certain internal executive and administrative services, providing office space, responding to shareholder inquiries, monitoring the financial, accounting and administrative transactions of the Fund, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Trustees, coordinating the preparation of annual and semi-annual reports, preparation of tax returns and generally assisting in monitoring compliance procedures for the Fund.  For providing these services to the Fund, the Adviser receives a monthly fee calculated as follows.

The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.95% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.85% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.65% of the Fund’s average daily net assets for average daily net assets over $20 million.

The Fund’s Portfolio Managers

The day-to-day investment operations of the Fund are managed by Mr. David Y.S. Chiueh, senior portfolio manager and President of the Adviser.  Mr. Chiueh has been engaged in the securities business since 1990 and has managed the investment operations of the Fund since its inception in January 1999.

The Fund’s Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

HOW TO BUY AND SELL SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Determination of Share Price

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”).  The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business.  The Exchange is closed on weekends, most Federal holidays and Good Friday.  NAV is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding.  Requests to purchase and sell shares are processed at the NAV next calculated after the transfer agent receives your order in proper form.

Valuing Fund Assets

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the NAV is calculated, that materially affects fair value, the adviser may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The Fund, however, may not be able to assign an accurate fair value price to securities issued by small capitalization companies, foreign securities and other thinly traded securities.  As a result, the Fund may not realize the assigned fair value price upon sale or other disposition of such securities.

Minimum Investment Amounts

The minimum initial investment for non-qualified accounts is $2,000 and the minimum for additional purchases is $100.

For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account ("IRA"), Keogh Plan, a Simplified Employee Pension IRA ("SEP-IRA") or a profit sharing and money purchase plan, you should telephone the Fund, at 1-440-922-0066, or write to the Fund at:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Center Dr., Ste. 400

Broadview Hts, OH 44147

You should consult your tax advisers about establishing a retirement plan investment.

Opening and Adding to Your Account

You can invest in the Fund by mail, wire transfer and through participating financial service professionals.  You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-440-922-0066.

Your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund’s Transfer Agent.  Purchase requests received by the Transfer Agent in good order before the close of the NYSE (normally 4:00 p.m. ET) will receive the NAV calculated that day.  Purchase requests received by the Fund’s transfer agent after the close of the NYSE will receive the NAV calculated following the close of the NYSE on the next following business day.  The Fund reserves the right to refuse to accept purchase orders under circumstances or in amounts considered disadvantageous to shareholders.

Purchases by Mail

To purchase shares by mail, a check made payable to the Upright Growth Fund should be sent along with the completed account application to the Fund.  Checks should be drawn on an U.S. bank. Send your purchase order to:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Center Dr., Ste. 400

Broadview Hts, OH 44147

Purchases by Wire

To make initial or subsequent purchases by wire, contact the Fund’s Transfer Agent, Mutual Shareholder Services, at 1-440-922-0066 to obtain an account number.  Complete and sign the application form and mail it to the Fund at the above address.  Instruct your bank to follow the instructions below when wiring your payment to the Fund:

Wire to: U.S. Bank

ABA # 042000013

Account Name:  Upright Growth Fund

Account Number:  130107148145

FFC: Shareholder Account Number_______________

Shareholder Name ____________________________

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent.  The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Purchases through Financial Services Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your purchase.  If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the Fund.  If you are investing through a securities broker or other financial organization, please refer to its program materials for any special provisions or conditions that may be different or in addition to those described in this Prospectus.  Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemption, in a timely manner in accordance with their customer agreements and this Prospectus.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan (“Plan”).  The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund.  You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus.  You may only select this option if you have an account maintained at a domestic financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan.  The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so.  The minimum initial investment under the Plan is $1,000, with minimum subsequent investments of $100.  For more information, call the Transfer Agent at 1-440-922-0066.

Miscellaneous Purchase Information

  Applications will not be accepted unless they are accompanied by payment in U.S. funds.  Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings and loan association or credit union.  The Fund’s custodian may charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund may authorize certain broker-dealers or other financial intermediaries ("intermediary") to accept on its behalf purchase and sell orders.  The Fund is deemed to have received an order when an intermediary accepts your order for Fund shares before 4:00 p.m. Eastern time on any business day in accordance with such intermediary's procedures.  Your purchase will be processed at the NAV calculated on that day. It is the responsibility of the intermediary to transmit orders promptly to the Fund’s Transfer Agent and to send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days of placing the order.

The Fund discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements.  Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive.  This policy generally applies to all Fund shareholders.  While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.  When the Fund detects market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity and warn the shareholder to cease the timing activity.

REDEEMING YOUR SHARES

By Mail

You can arrange to take money out of your Fund account any time by selling some or all of your shares. You may redeem your shares by mailing or transmitting your request to:

Upright Growth Fund

c/o Mutual Shareholder Services

8000 Town Center Dr., Ste. 400

Broadview Hts, OH 44147

Facsimile:  (440) 922-0110

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in “Good Order”.

“Good order” means that your redemption request must include:

1.

Your account number.

2.

The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3.

The signatures of all account owners exactly as they are registered on the account.

4.

Any required signature guarantees.

5.

Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

The Fund’s custodian bank may charge a fee for wires, returned checks and stop payments orders at prevailing rates.  IRA accounts will be charged a $8.00 annual maintenance fee.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

•

if you change the ownership on your account;

•

when you want the redemption proceeds sent to a different address than is registered on the account;

•

if the proceeds are to be made payable to someone other than the account's owner(s);

•

any redemption transmitted by federal wire transfer to your bank; and

•

if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account.  A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Fund from fraud.  To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution.  (Notaries public cannot provide signature guarantees.)  Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

Redemption at the Option of the Fund

If the value of the shares in your account falls to less than $1,500, the Fund may notify you that, unless your account is increased to $1,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption.  You will have 60 days after notice to bring the account up to $1,500 before any action is taken.  This right of redemption shall not apply if the value of your account drops below $1,500 as the result of market action.  The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.

Early Redemption Fees

Shareholders voted the approval of initiating Early Redemption Fees through proxy voting.  The fund will impose an Early Redemption Fee when the fund is redeemed in less than one year after the purchase. The rate of the Early Redemption Fees is 2% of the total assets redeemed. It becomes effective after 01/28/2012.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income.  Net investment income will be distributed at least annually.  The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund.  You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time that shares in the Fund have been held.  Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance.  The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal year end.

To obtain a free copy of these documents or to make shareholder inquiries about the Fund, please call collect at 1-973-533-1818.  As of the date of this prospectus, the Fund did not have an Internet Website.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-942-8090 for room hours and operation.  You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-08723

UPRIGHT GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated January 28, 2014, which may be obtained by writing the Fund at Upright Growth Fund c/o Mutual Shareholder Services, 8000 Town Center Dr., Ste. 400, Broadview Hts, OH 44147 or calling the Fund at 1-440-922-0066.  The Fund is a portfolio of Upright Investments Trust.

TABLE OF CONTENTS                                                                      PAGE

Investment Policies and Limitations……………………………………...22

Portfolio Transactions and Brokerage……………………………............29

Management of the Fund………………………………………………….30

Trustees and Officers……………………………………………………..30

Committees……………………………………………………………….31

Code of Ethics…………………………………………………………....33

Investment Management and Administration…………………………......33

Principal Security Holders and Control Person…………………………..37

Disclosure of Portfolio Holdings…………………………………………38

Taxes and Distributions…………………………………………………..39

Description of the Trust…………………………………………………..40

Investment Adviser and Administrator

Upright Financial Corporation

349 Ridgedale Ave,

East Hanover NJ 07936

Custodian

US Bank

1555 N. River Center Dr.

Milwaukee, WI 53212

Transfer Agent

Mutual Shareholder Services

8000 Town Center Dr., Ste. 400

Broadview Hts, OH 44147

Independent Registered Public Accounting Firm

Cowan, Gunteski & Co., P.A

730 Hope Road

Tinton Fall, New Jersey 07724

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus.

Fundamental Policies.  The Fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.  The other investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by a vote of a majority of the Trustees of the Fund.  The following are the fund's fundamental investment limitations set forth in their entirety.  The Fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and the securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% or the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow in amounts exceeding 33 1/3% of its total assets at the time of borrowing;

(4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5) invest more than 25% of its total assets in securities of companies principally engaged in any one industry, (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell commodities or commodities futures contracts; and

(8) lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements.  The Fund will not lend securities if such a loan would cause more than 33 1/3% of the value of its total net assets to then be subject to such loans.

Non-Fundamental Policies.  The following are non-fundamental investment limitations and therefore, may be changed by the Board of Trustees, without a shareholder vote.

The Fund may not:

(1) invest more than 10% of its total assets in warrants to purchase common stock, provided that warrants are acquired in units or attached;

(2) invest in companies for the purpose of exercising control or management;

(3) invest more than 15% of its net assets illiquid securities;

(4) invest in oil, gas or other mineral exploration or development programs or leases;

(5) purchase the securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

(6) invest more than 25% of its net assets in foreign securities that are not traded on U.S. exchanges;

(7) purchase a call option or a put option if the aggregate premium paid for all call and put options then held exceeds 15% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to this 15% limitation; and

(8) make short sales of securities in an aggregate amount greater than 25% of net assets.  The value of the securities of any one issuer that have been shorted by the Fund is limited to the lesser of 3% of the securities of any class of the issuer.  Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.

Investment Company Securities.  The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Portfolio’s own operations.

Under the 1940 Act, a Fund may not acquire shares of another investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund Portfolio is subject to the 3% Limitation unless (i) the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the Fund takes appropriate steps to comply with any conditions in such order.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

Equity Securities.  The Fund can invest in any equity security.  Equity securities consist of common stock, convertible preferred stock, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.   Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser.  As a result, the return and net asset value of the Fund will fluctuate.  Securities in the Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Warrants.  The Fund may invest up to 10% of its assets in warrants.  A warrant is an option to purchase, within a specified time period, a stated number of shares of common stock at a specified price.  Warrants permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which these warrants relate.  Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price.  The Fund may lose money if the price of the security declines or if the warrant expires before it is exercised.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases.  A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

American Depositary Receipts. ("ADR's") are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuers’ home country.  The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks associated with investing directly in foreign securities.  ADRs are not subject to the 25% limitation on purchases of foreign securities.

Firm Commitment Agreements.  The Fund may enter into firm commitment agreements ("when-issued" purchases) for the purchase of securities at an agreed upon price on a specified future date.  The Fund will not enter into such agreements for the purpose of investment leverage.  Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase the securities, although delivery and payment occur at a later date, generally within 45 days of the date of the commitment to purchase.  Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time the Fund is obligated to purchase such securities, it will maintain with the Custodian a segregated account with U.S. Government Securities, cash or cash equivalents or other high-grade liquid securities having an aggregate current value sufficient to make payment for the securities.

Leveraging.  Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of the Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of the Fund's borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

Option Transactions.  The Fund may invest in option transactions involving individual securities and market indices.  An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices.  The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security.  The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment.  A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option.  Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily).  When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

The principal reason for the Fund to write a put would be to earn the premium income.  The put option writer has the potential to gain a profit as long as the price of the underlying security remains above the exercise price, however, in return for receipt of the premium, the Fund has assumed the obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period.  If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability.  The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly.  However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.  When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.  When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price.  When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

Preferred Stock.   Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy.  However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.  Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings.  Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock.  “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.  “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days.  The dividend rate on auction rate preferred stock usually is subject to a maximum rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.  Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Reverse Repurchase Transactions.  The Fund may enter into reverse repurchase transactions.  In a reverse repurchase transaction, the Fund concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  The Fund retains record ownership of the securities and the right to receive interest and principal payments.  The Fund will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Fund assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.  The Fund will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

Reverse repurchase transactions are considered by the SEC to be borrowings by a Fund under the 1940 Act.  At the time the Fund enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Fund’s investment restrictions) having a value equal to the repurchase price (including accrued interest).  The Fund will monitor the account to ensure that the market value of the account equals the amount of the Fund's commitments to repurchase securities.

Sector Concentration.  The Fund may from time to time concentrate its investments in one single market segment like the technology or medical sectors. The Fund has adopted a fundamental investment restriction, which prohibits the Fund from investing more than 25% of its total assets, in securities of companies in any one industry. The technology sector may include various industries, such as computer; software; semiconductor; telecommunication; networking; internet; data storage service and computer peripherals. Although the Investment Adviser currently believes that investment by the Fund in certain technology, medical, and biotechnology sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more suspectable to adverse economic, political, regulatory or market developments affecting a single sector; this will increase Fund’s risk and will make the Fund more volatile.

Short Sales.  The Fund may seek to realize additional gains or hedge investments by selling a security short.  A short sale is a transaction in which the Fund sells a security that it does not own in anticipation of a decline in the market price of the security.  To complete the short sale, the Fund must arrange through a broker to borrow the security in order to deliver it to the buyer.  The Fund is obligated to replace the borrowed security by purchasing it at a market price at or prior to the time it must be returned to the lender.  The price at which the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that may accrue during the period of the loan.  To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold.  Until the short position is closed out, the Fund also will incur transaction costs.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases.  The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security.  Until the Fund closes the short position, the Fund also must maintain a segregated account with its custodian consisting of cash or other high-grade liquid securities in an amount at least equal to (i) the greater of the current market value of the security sold short or the market value of the security at the time it was sold short, (ii) less any collateral deposited with the broker (not including the proceeds of the short sale).  The assets in the segregated account are marked to market daily.  The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the price of the security declines between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividend, interest or expenses the Fund may be required to pay in connection with the short sale.   There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

In addition to the risks described above, there is the risk that the Fund may not be able to engage in short sales under SEC regulations.  Under current SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick", "plus tick" or "zero plus tick", except as otherwise permitted.  A security is trading at an "uptick" or "plus tick" if the last sale price for the security was at a higher price than the sale preceding it.  A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.

Foreign Securities.  The Fund may invest in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies, and foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations.  This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (Eurodollar denominated obligations issued by foreign companies and traded on foreign markets).

Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers.  Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter American Development Bank.  In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers).  An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.  In addition, there may be less information publicly available about a foreign company than about an U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The amended Advisory Agreement between the Fund and the Adviser requires that the Adviser, in executing portfolio transactions and selecting brokers and dealers, seek the best overall terms available.  In this regard, the Adviser will seek the most favorable price (including the applicable brokerage commission or dealer spread), and execution for the transaction given the size and risk involved.  In placing executions and paying brokerage commissions or dealer mark-ups or other transaction costs, the Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the brokerage and research services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations, assistance with the placement of sales for the Fund and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Adviser's staff.  Under the Advisory Agreement, the Adviser is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services.

The Adviser must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised.  In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained.  The advisory fee paid to the Adviser would not be reduced by reason of its receipt of such brokerage and research services.  To the extent that research services of value are provided by broker/dealers through or with whom the Fund places portfolio transactions the Adviser may be relieved of expenses which it might otherwise bear.  In addition, the Adviser may use such research in servicing its other fiduciary accounts and not all services received may be used by the Adviser in connection with its services to the Fund.  However, the Fund may also benefit from research services received by the Adviser in connection with transactions effected on behalf of other fiduciary accounts.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary accounts, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution.  In such event, the allocation will be made by the Adviser in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the Fund.  In some instances, this procedure could adversely affect the Fund but the Adviser deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

The Adviser may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Fund paid brokerage commissions of $1,450, $360, $700, $940 and 570 in the fiscal years ended September 30 2009, 2010, 2011, 2012 and 2013 respectively.

MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their current business addresses and principal occupations during the last five years are set forth below.  Trustees that have an asterisk before their name are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.

TRUSTEES AND OFFICERS

The Board of Trustees provide high level governance of the Fund’s activities as well as the administrative compliance.  The Board holds two meetings per year.  When necessary, the Board may conduct special meetings or informal conference calls to discuss special situations that may require action prior to the next regular meeting.

The Board regularly reviews the following: 1)overall Fund performance, 2)internal controls per compliance guidelines, 3)renewal or engaging contracts, but not limited to, of Advisor, Independent Auditor, Fund’s insurance, etc…4)audit results and the associated remediation

Currently, the Board consists of three members: David Chiueh, Alice Chen, and Carol Jou.  David Chiueh is an “interested person” as defined in the Investment Company Act of 1940.  The other two members are independent trustees.

Independent Trustee

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Carol Jou 349 Ridgedale Ave. East Hanover New Jersey 07936 Year of Birth: 1964 Alice Chen 349 Ridgedale Ave. East Hanover New Jersey 07936 Year of Birth: 1962	Trustee and Chief Compliance Officer Trustee	Since December 2005/ Indefinite Since November 2009/ Indefinite

Manager, Novartis Pharmaceutial Corporation

(2005 to present)

IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2001 to 2005)

Controller, Great China Chartering & Agency Corp. at New Jersey & Shanghai, China

Senior

Administrator,

J&M

Manufacturing

Corp, New Jersey

				1 1	N/A Alice N Chen Bing B Chen JTWROS

COMMITTEES

The Board of Trustees a may establish various committees to facilitate the timely and efficient consideration of matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has one standing committee, an Audit Committee.

The Audit Committee is composed of both the Independent Trustees. The Audit Committee meets once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee is generally responsible for oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. Selecting and recommending to the full board of trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors. During the fiscal year ended December 31, 2013, the Audit Committee held one meeting.

Interested Trustee

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David Y.S. Chiueh 349 Ridgedale Ave, East Hanover NJ 07936 Year of Birth: 1957	Trustee, Chairman of the Board and Chief Executive Officer since 1998, Chief Financial Officer	Since March 1998	Chief Executive Officer, Upright Financial Corporation (1990 to present) President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	1	Trustee of Better World Fund (Non-Profit Organization)

As of December 31, 2013, the Trustees owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In The Fund	Aggregate Dollar Range of Securities In Trust
David Y.S. Chiueh	More than $100,000	More than $100,000
Carol Jou	None	None
Alice Chen	Less than $100,000	Less than $100,000

The Fund does not pay any direct remuneration to any Trustee who is an "interested person" of the Fund, or any officer employed by the Adviser or its affiliates.  It is anticipated that the Trustees of the Fund who are not "interested persons" of the Fund will receive compensation in the amount of $200.00 per meeting attended.

The following table sets forth the compensation of each current Trustee of the Fund for his or her services for the year end December 30, 2013.

Name and Position	Aggregate compensation from the Fund	Pension or Retirement Benefits	Estimated Annual Benefits Upon Retirement From the Fund	Total Compensation From the Fund
David Chiueh	$0	$0	$0	$0
Carol Jou	$400	$0	$0	$400
Alice Chen	$400	$0	$0	$400

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Fund, the Fund and the Adviser have adopted a Code of Ethics and procedures for implementing the provisions of the Code. The personnel of the Fund and the Adviser are subject to the Code of Ethics when investing in securities that may be purchased, sold or held by the Fund.

INVESTMENT MANAGEMENT AND ADMINISTRATION

Upright Financial Corporation serves as the Fund's investment adviser and as the Fund's Administrator.  In addition to the services described in the Fund's prospectus, the Adviser and/or the Administrator will compensate all personnel, Officers and Trustees of the Fund if such persons are employees of the Adviser or its affiliates.

Under the Advisory Agreement, Upright Financial Corporation will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of its portfolio. Mr. Chiueh will have the direct responsibility of managing the composition of the Fund's portfolio in accordance with the Fund's investment objective. Pursuant to its contract with the Fund, the Adviser must, among other requirements, (i) render research, statistical and advisory services to the Fund, (ii) make specific recommendations based on the Fund's investment requirements, and (iii) pay salaries of the Fund's employees who may be officers, or employees of the Adviser. The Adviser has paid the initial organizational costs of the Fund.

For the services provided to the Fund by the Adviser, the Fund pays the Adviser a monthly fee at a rate equal to an annual fee of 1.00% of the Fund's daily net assets, starting from 1/1/2010.  For the fiscal years ending September 30, 2009, 2010, 2011, 2012 and 2013, the Fund paid advisory fees of $63,699, $52,604, $55,070, $65,518 and $ 76,017respectively.

The Board of Trustees of the Fund, including a majority of the Trustees who were not "interested persons" of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Independent Trustee"), originally approved the Advisory Agreement on October 1, 2000.  The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Board of Trustees of the Fund, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned.  The Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder.

Under the Administration Agreement, Upright Financial Corporation renders all administrative and supervisory services to the Fund. Upright Financial Corporation oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. Upright Financial Corporation also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. Upright Financial Corporation is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. Upright Financial Corporation has delegated some of its administrative and other responsibilities such as Transfer Agent to Mutual Shareholder Service, LLC ("MSS") and is responsible for paying all fees and expenses of MSS.

Under the Administration Agreement, Upright Financial Corporation assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary or non-recurring expenses. The Fund may also pay expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act (none are authorized at present).

For the administrative services and facilities provided to the Fund, the Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.95% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.85% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.65% of the Fund’s average daily net assets for average daily net assets over $20 million, starting from 1/1/2010.  For the fiscal years ending September 30, 2009, 2010, 2011, 2012 and 2013, the Fund paid administrative fee of $18,510, $49,974, $52,317, $62,242 and $72,216 respectively.

The Adviser may act as an investment adviser and administrator to other persons, corporations (including investment companies), and may have numerous advisory clients besides the Fund.

Approval of Investment Advisory Contract .  At a meeting held on September 26, 2012, the Board of Trustees, including the Independent Trustee, unanimously renewed the Investment Advisory Agreement between the Fund and the Adviser.  To assist the Board in their evaluation of the Investment Advisory Agreement, the Board was supplied with supporting information from the Adviser in advance of the meeting.  The following describes the material factors and conclusions that formed the basis for the Board's approval of the New Investment Management Agreement:

Fund and Adviser Performance. The Board reviewed the performance returns of the Fund as compared with various benchmarks for different time periods.  Specifically, they were presented with average annual total returns of the Fund for various time periods, as compared to the returns of a peer group of fund and the S&P 500 Index.  The Trustees noted that the Fund's performance compared favorably to the peer group the relevant benchmark on a consistent basis.  The Board also took into consideration that the Fund tended to outperform its peers in both up and down markets.  Finally, the Board noted the Fund's low portfolio turnover rate and this high tax efficiency ranking.  The Board concluded that the Fund's performance history made a compelling case that the Adviser had consistently and successfully managed the Fund in accordance with its stated objectives.

Nature, Quality and Extent of Services Provided.  When discussing the nature, quality and extent of services that the Adviser provides the Fund, it was noted that, in addition to managing the Fund's portfolio, essentially all of the business of operating the Fund is conducted by the Adviser.  The Board also analyzed the Adviser's experience and the capabilities of the portfolio manager.  The Board noted that level of shareholder redemptions historically has been extremely low, which they concluded is a reflection of the quality of the services provided by the Adviser.  Taking into a account the personnel involved in servicing the Fund, as well as an impressive shareholder redemption ratio, the Board concluded that the services provided to the Fund by the Adviser were superior.

Comparison with Other Contracts and Other Clients.  The Board discussed at length the advisory fee of 1.50% of daily net assets and approved the change of the rate. The rate was changed to 1% starting from 01/01/2010.

The Board noted that while that the Adviser received an Administrative Fee of 0.45% of daily net assets, the fee was well below the level necessary to cover expenses.  Starting from 01/01/2010, the rate was changed as follows. The Fund shall pay to the Administrator at the end of each calendar month a fee at the annual rate of 0.95% of the Fund’s average daily net assets for the first $10 million of average daily net assets, 0.85% of the Fund’s average daily net assets for average daily net assets between $10 million to $20 million, and 0.65% of the Fund’s average daily net assets for average daily net assets over $20 million.

Cost of Services and Profits to be realized by the Adviser.  In considering the profits realized by the Adviser, the Board found that while the Adviser was realizing a reasonable profit from it advisory services to the Fund, it was incurring losses on the administrative services it provided to the Fund.  Consequently, the Board concluded that the Adviser was merely breaking even on its overall relationship with the Fund.

Economies of Scale.  The Trustees received and considered information regarding whether the Adviser had realized economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.  The Board noted that the Fund's total expense ratio has generally declined as net assets have increased.  The Board also noted that the Adviser's profitability has remained low.  Noting that Fund shareholders have benefited from economies of scale as the Fund's net assets have grown due to the efforts of the administrator and the Adviser, the Board concluded that the Fund's fee structure is reasonable and that economies of scale have been realized by shareholders despite the absence of asset-level breakpoints.

Other Benefits. The Board considered other benefits to the Adviser as a result of its relationship to the Fund.  Aside from the management fee, the Board considered the Adviser's receipt of an administrative fee.  After reviewing the administrative services provided by the Adviser, the Board considered this benefit to be reasonable.  The Adviser does not receive soft dollar credits, nor does it execute portfolio transactions through affiliated brokers.

The Board did not identify any single factor discussed previously as all-important or controlling in their determination to new the Investment Advisory Agreement. The Board, including the Independent Trustee, unanimously concluded that the terms of the Investment Advisory Agreement are fair and reasonable and that the Adviser's fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser

Mr. David Chiueh owns 100% of the stock of the Adviser, Upright Financial Corporation.

Portfolio Manager Information

Mr. David Chiueh is the portfolio manager responsible for the day-to-day management of the Fund.  As of December 31, 2013, Mr. Chiueh was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$9,921,175	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	56	17,490,400	3	$7,012,643

Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.  Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby Mr. Chiueh could favor one account over another.  This conflict is exacerbated if Mr. Chiueh receives a performance fee with respect to the other account (see below).  Further, a potential conflict could include Mr. Chiueh 's knowledge about the size, timing and possible market impact of Fund trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that Mr. Chiueh is favoring one investment vehicle over another.

Mr. Chiueh's compensation from the Adviser is not fixed.  Because he owns 100% of the Adviser, Mr. Chiueh's compensation is based upon the Adviser's net profitability.  Thus, Mr. Chiueh participates directly in all profits and losses of the Adviser, including the advisory fees paid by the Fund.

The Fund pays a fixed management fee of 1% of the Fund's average daily net assets.   Other client's of the Portfolio Manager's clients pay performance fees.  Two performance fee arrangements are in place.  Under one, the Adviser receives a fixed annual fee of 3% of assets under management plus 30% of any account's pre-tax annualized return over a pre-tax annualized return of 23%.  Under the other performance fee arrangement, the management fee is paid only after annualized total return exceeds 5%, at which point the Adviser will receive a fee equal to 25% of the pre-tax annualized total return in excess of the 5% annualized total return.  No fee is paid for annualized total return below 5%.

The following table shows the dollar range of equity securities beneficially owned by Mr. Chiueh in the Fund as of December 31, 2013.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
David Y.S. Chiueh	More than $100,000

PRINCIPAL SECURITY HOLDERS AND CONTROL PERSON

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of December 31, 2013, the following persons owned of record 5% or more of the shares of the Funds:

Name & Address	Type of Ownership	Percentage
Max Kuo Retirement Trust: 9.21% Suwanee, GA 30024	Record	24.05%
Albert C. Chan: 6.89% Retirement Trust Scotch Plains, NJ 07076	Record	24.88%
Chao Cho Yeh & Kaili Chu Retirement Trust Morris Place, NJ 07950	Record	5.34%

Management Ownership

As of December 31, 2013, all officers and trustees as a group owned 3.92% of the outstanding shares of the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents are the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.  This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund has an ongoing arrangement to release portfolio holdings to Lipper Analytical Services, Inc. in order for Lipper to assign a rating or ranking to the Fund.  In those instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review the arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Fund or the Adviser. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

TAXES AND DISTRIBUTIONS

The following is a general summary of certain U.S. federal income tax consequences for U.S. shareholders who hold their shares as capital assets.  Each investor should consult a tax advisor regarding the effect of federal, state and local taxes on an investment in the Fund.

Taxation of the Fund.  The Fund has qualified and continues to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code").  To qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

If the Fund qualifies as a regulated investment company and distributes at least 98% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed.  However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Taxation of the Shareholder.  Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received.  However, dividends declared in October, November and December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares.  Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.  In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution.  The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution, which will nevertheless be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  If a shareholder receives a distribution taxable as long-term capital gain and redeems shares which he has not held for more than six months, any loss on the redemption (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain previously recognized.

Dividends.  A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends.  Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%.  The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.  A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation.  Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions.  Short-term capital gains are distributed as dividend income.  The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

For taxable years beginning on or before December 31, 2013, the Fund may designate certain dividend distributions to shareholders as "qualified dividend income" taxable at a maximum U.S. federal income tax rate of 15%.  Individual shareholders that satisfy certain minimum holding period requirements may be eligible to treat a portion of the Fund's ordinary income dividends as "qualified dividend income," to the extent properly designated as such by the Fund.

Capital Gain Distributions.  Long-term capital gains earned by the Fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares.  If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.  Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

DESCRIPTION OF THE TRUST

Organization.   Upright Growth Fund is a portfolio of Upright Investments Trust, an open-end diversified management investment company organized as a Delaware business trust on March 4, 1998.  The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

Voting Rights.  The Fund's capital consists of shares of beneficial interest.  As a shareholder, you receive one vote for whole share that you own and a proportionate fractional vote for each fractional share.  There is no cumulative voting on the election of Trustees.  The shares have no preemptive or conversion rights; the voting and dividend rights and the rights of redemption are described in the Prospectus.  Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above.  Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the Trust for any purpose related to the Trust including for the purpose of voting on the removal of one or more Trustees.

Custodian.  U.S. Bank N.A., 1555 N. River Center Dr., Milwaukee, Wisconsin 53212, is custodian of the Fund's investments.  The custodian acts as the Fund's depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant.  Mutual Shareholder Services, LLC. (“MSS”), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent.  MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Adviser of [$11.50] per shareholder (subject to a minimum monthly fee of [$775.00] per Fund) for these transfer agency services.

In addition, MSS provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Adviser based on the average value of the Fund.  These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250.  The Fund will receive a discount ranging from 10-60% depending on the net assets of the Fund until the Fund reaches $11 million in assets.

For the fiscal years ending September 30, 2009, 2010, 2011, 2012 and 2013, the Fund paid MSS fees of $8,323.51, $7,354.24, $6,824.28, $7,673.62 and $7788 respectively, for fund accounting and transfer agent services.

Independent Registered Public Accounting Firm.  Cowan, Gunteski & Co., P.A, 730 Hope Road, Tinton Fall , New Jersey07724 serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements of the Fund.

Financial Statements.  The Fund's financial statements and independent auditors’ report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust 's Annual report to shareholders for the fiscal year ended September 30, 2013 and the Semi-Annual report to shareholders dated March 31, 2013. You can obtain copies of the annual and semi-annual reports without charge by writing to the Fund or calling the Fund collect at 1-973-533-1818.

Proxy Voting Policies and Procedures.

Because the Fund holds only extremely small positions in the voting securities of any issuer, the board reconfirmed on April 25, 2014 that there was limited value to voting any of the Fund's shares and decided not to exercise the Fund's right to vote. No votes have been cast on securities by the Fund during the reporting period. However, if the fund is to obtain larger positions in the voting securities of any issuer or if the board decides to exercise its right to vote, the process will follow the procedures stated below.

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

The Adviser’s proxy voting policies and procedures generally provide that the Adviser will monitor corporate events and vote proxies in a manner consistent with the best interests of Fund shareholders.  The Adviser will generally vote with management on routine matters such as approval of auditors and re-election of directors and has adopted proxy voting guidelines that may be employed when considering how to vote on certain non-routine matters such as stock options, mergers and acquisitions and authorization of new shares of stock.  The Fund’s proxy voting policies are summarized below.

●

Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little or no discretion on the Adviser’s part;

●

Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

The adviser will pay particular attention to the following areas.

●

Suitable procedures implemented to ensure that management of a company is accountable to its board of directors and its board accountable to shareholders;

●

The management and board of directors share goals and mutual interest in the benefit of the company's shareholders;

Proxy Voting Record.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling collect, 1-973-533-1818, or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling collect 1-973-533-1818 and a copy will be sent within three business days of receipt of a request

Upright Investment Trust

Part C.   OTHER INFORMATION

Item 23.  Exhibits

(a)

Declaration of Trust dated March 4, 1998 is incorporated by reference to Exhibit (b)(1) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(b)

Bylaws dated March 4, 1998 are incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 1, 1998.

(c)

 Instruments Defining Rights of Security Holders - None, other than Declaration of Trust.

(d)

Advisory Agreement dated as of February 29, 2000 between the Registrant and Upright Financial Corporation is incorporated by reference to Exhibit 23(d) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 6, 2000.

(e)

Underwriting Agreement  - None

(f)

Bonus or Profit Sharing Contracts - None

(g)

Custody Servicing Agreement dated as of 3/30, 2004 between the Registrant and US Bank is incorporated by reference to Exhibit 23(g) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

(h)

Other Material Contracts – None.

(i)

Opinion and Consent of Counsel is incorporated by reference to Exhibit (b)(6) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(j)

Consent of Cowan, Gunteski & Co, P.A  is filed herewith.

(k)  Omitted Financial Statements - None

(l)

 Investment Letter of Initial Shareholder is incorporated by reference to Exhibit (b)(8) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 30, 1998.

(m)

Rule 12b-1 Plan - None

(n)

Rule 18f-3 Plan - None

(o)

Reserved

(p)

Code of Ethics for Upright Investment Trust and Upright Financial Corporation is incorporated by reference to Exhibit 23(p) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 12, 2006.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

None (unless David Chiueh owns 25% or more of the Fund)

Item 25.  Indemnification.

Under section  3817(a) of the Delaware  Business Trust Act, a Delaware business  trust  has the  power to  indemnify  and hold  harmless  any trustee, beneficial owner or other person from and against any and all claims and demands  whatsoever.

Section 8.2 of the Declaration of Trust filed herein provides for

indemnification  of  the  Registrant's   trustees  and  officers  under  certain circumstances.

Insofar as indemnification for liability arising under the Act may be permitted to  trustees,  officers  and  controlling  persons of the  Registrant pursuant to the foregoing  provisions,  or otherwise,  the  Registrant  has been advised  that in the opinion of the  Securities  and  Exchange  Commission  such indemnification  is  against  public  policy  as  expressed  in the  Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a trustee,  officer or  controlling  person of the  Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such trustee,  officer or controlling  person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

All of the information required by this item is set forth in the Form ADV, as amended,  of Upright  Financial  Corporation (File No.  801-38340).  The following sections of Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part II

         (b) Section 6, Business Background, of each Schedule D.

Item 27.  Principal Underwriter

    None

Item 28.  Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Administrator at 349 Ridgedale Ave, East Hanover NJ 07936, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 1555 N. River Center Dr., Milwaukee, WI 53212.  All books and record required are to be maintained by the Transfer Agent are held at Mutual Shareholder Services, 8000 Town Center Dr., Ste. 400, Broadview Hts, OH 44147.

Item 29.  Management Services

None

Item 30.  Undertakings.

Registrant   undertakes to  call  a  meeting  of shareholders, if requested to do so by the  holders  of at  least  10% of the Registrant's outstanding  shares, for  the purpose of voting upon the question of removal of a director or directors.  Registrant also undertakes to  assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Hanover and the state of New Jersey on May 30, 2014.

Upright Investment Trust

By:  /s/   David Y.S. Chiueh

David Y.S. Chiueh

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Date
/s/ David Y.S. Chiueh May 30, 2014 President, CFO and Trustee
/s/ Alice Chen May 30, 2014 Trustee
/s/ Carol Jou May 30, 2014 Chief Compliance Officer and Trustee

Exhibit Index

1.	Consent of Cowan, Gunteski & Co., P.A	EX-99.23.j